Parent Company Only Condensed Financial Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current assets:
Cash and cash equivalents	$ 61,092	$ 4,262,968
Amounts due from subsidiaries	34,820,125	36,169,086
Prepayments, deposits and other assets, net	53,161	53,707
Total Current Assets	34,934,378	40,485,761
Non-Current assets:
Investments in subsidiaries	43,942,900	46,861,460
Total Assets	78,877,278	87,347,221
Current liabilities:
Other payable		1,688
Amounts due to subsidiaries	23,340,493	24,836,295
Total Current Liabilities	23,340,493	24,837,983
Total Liabilities	23,340,493	24,837,983
Shareholders’ Equity
Common shares, $0.0001 par value, 100,000,000 shares authorized; 27,988,452 shares issued and outstanding as of June 30, 2025; 25,640,056 shares issued and outstanding as of June 30, 2024	2,799	2,564
Additional paid-in capital	60,177,851	61,351,200
(Accumulated deficit) retained earnings	(1,548,358)	5,501,376
Accumulated other comprehensive loss	(3,095,507)	(4,345,902)
Total Shareholders’ Equity	55,536,785	62,509,238
Total Liabilities and Shareholders’ Equity	$ 78,877,278	$ 87,347,221